Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS RETIREMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001004658
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VRT
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Virtus DFA 2055 Target Date Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus DFA 2055 Target Date Retirement Income Fund
Supplement [Text Block]	vrt_SupplementTextBlock

 Virtus Retirement Trust

Supplement dated June 7, 2017 to the Summary Prospectuses, and the

Virtus Retirement Trust Statutory Prospectus, each dated April 10, 2017

Important Notice to Investors

The information below corrects certain information relating to Class R6 Shares currently appearing in the funds’ prospectuses.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:
Virtus DFA 2055 Target Date Retirement Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRDTX
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.37%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.74%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[1]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	1,753
5 Years	rr_ExpenseExampleYear05	3,330
10 Years	rr_ExpenseExampleYear10	6,830
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,753
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,330
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,830

[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.